Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance		$ 56
Prepaid expenses and other current assets, net		$ 1,214	$ 392
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, shares issued (in Shares)	[1]	45,470,079	28,970,077
Ordinary shares, shares outstanding (in Shares)	[1]	45,470,079	28,970,077

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023